Miscellaneous Receivables and Other Non-current Assets - Schedule of Movements in Total Deferred Contract Costs (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure miscellaneous receivables and other non current assets [line items]
Release to income statement	€ (2,586)	€ (37)	€ (3)
Exchange differences and other changes		€ (10)
Deferred Contract Costs [Member]
Disclosure miscellaneous receivables and other non current assets [line items]
Beginning balance	1,936
Increase	821
Release to income statement	(587)
Exchange differences and other changes	(5)
Ending balance	2,165
Costs to obtain contracts with customers [member] | Deferred Contract Costs [Member]
Disclosure miscellaneous receivables and other non current assets [line items]
Beginning balance	1,031
Increase	473
Release to income statement	(367)
Exchange differences and other changes	(5)
Ending balance	1,132
Costs to fulfil contracts with customers [member] | Deferred Contract Costs [Member]
Disclosure miscellaneous receivables and other non current assets [line items]
Beginning balance	905
Increase	348
Release to income statement	(220)
Ending balance	€ 1,033